Summary of Significant Accounting Policies (Details) - Schedule of the Class A Ordinary Shares Reflected in the Balance Sheets - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Class A Ordinary Shares Reflected in the Balance Sheets [Line Items]
Class A ordinary shares subject to possible redemption	$ 24,276,178	$ 229,692,494	$ 202,000,000
Class A ordinary shares subject to possible redemption	13,260,262	24,276,178	229,692,494
Less:
Proceeds allocated to Public Warrants			(1,250,000)
Issuance costs allocated to Class A ordinary shares			(1,556,250)
Plus:
Proceeds from over-allotment warrants			750,000
Proceeds from over-allotment units less cash underwriting discount			24,500,000
Initial accretion of Class A ordinary shares from issuance of over-allotment warrants			2,806,250
Remeasurement of carrying value to redemption value	309,906	6,501,789	$ 2,442,494
Less:
Redemptions	$ (11,325,822)	$ (211,918,105)